General	6 Months Ended
Oct. 31, 2023
General [Abstract]
GENERAL
1.	GENERAL

AMTD Digital Inc. (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on September 12, 2019. The Company, through its subsidiaries (collectively, the “Group”), is mainly involved in the provision of digital solutions services — financial services, digital solutions services - non financial services, digital media, contents and marketing services and hotel operations, hospitality and very important person (“VIP”) services.

The Company’s ultimate holding company, AMTD Group Inc. (“AMTD Group”), a private company incorporated in the British Virgin Islands (“BVI”) and the Company’s immediate holding company is AMTD IDEA Group, a listed company incorporated in the Cayman Islands.